Fair Value Measurements (Details) - Schedule of Key Inputs to Both Models for the Private Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.59	10.09	9.77
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.5	11.5	11.5
Expected Merger Announcement Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	12/18/2022	12/18/2022	3/31/2022
Expected Merger Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	01/20/2024	07/20/2023	9/30/2022
Expiration Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	01/20/2029	07/20/2028	9/30/2027
Call Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5.6	5.6	5.5
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	4.10%	4.00%	1.30%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	7.50%	6.60%	20.40%
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	0.00%	0.00%	0.00%
Steps [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Derivative liability, measurement input percentage	200.00%